Supplemental Disclosure with Respect to Cash Flows - Summary of Detailed Breakdown of Cash And Cash Equivalents (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Cash	$ 19,341,756	$ 10,830,891
Cash equivalents	0	7,432,498
Total	$ 19,341,756	$ 18,263,389